Condensed Financial Information of Parent Company - Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net loss	$ 9,943	$ 50,491	$ 67,505
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Stock-based compensation	613	1,315	1,458
Change in assets and liabilities which provided (used) cash:
Accrued interest receivable and other assets	4,434	4,378	12,629
Net cash provided by (used in) operating activities	85,033	(37,641)	32,415
Investing activities:
Net cash provided by investing activities	132,993	2,465	49,454
Financing activities:
Proceeds from issuance of common stock			99,551
Net cash (used in) provided by financing activities	(93,880)	84,970	(175,273)
Net (decrease) increase in cash	124,146	49,794	(93,404)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	143,616	93,822	187,226
CASH AND CASH EQUIVALENTS, END OF YEAR	267,762	143,616	93,822
Parent Company [Member]
Operating activities:
Net loss	(9,943)	(50,491)	(67,505)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Undistributed loss of subsidiaries	8,681	48,560	65,614
Stock-based compensation	(167)	(75)	110
Change in assets and liabilities which provided (used) cash:
Accrued interest receivable and other assets	(621)	(1,024)	498
Accounts payable and other liabilities	(389)	(234)	291
Net cash provided by (used in) operating activities	(2,105)	(3,264)	(992)
Investing activities:
Payments for investments in and advances to subsidiaries		(28,000)	(64,000)
Net cash provided by investing activities		(28,000)	(64,000)
Financing activities:
Proceeds from issuance of preferred stock and warrant
Redemption of preferred stock
Preferred stock issuance costs
Proceeds from issuance of common stock	1,580	1,612	100,077
Net cash (used in) provided by financing activities	1,580	1,612	100,077
Net (decrease) increase in cash	(525)	(29,652)	35,085
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	17,962	47,614	12,529
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 17,437	$ 17,962	$ 47,614